Consolidated Statements of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments, tax	$ 0	¥ 0	¥ 0	¥ 0
Other comprehensive income, tax	$ 0	¥ 0	¥ 0	¥ 0